Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2014
Provision for credit losses
in	2Q14	1Q14	2Q13	6M14	6M13
Provision for credit losses (CHF million)
Provision for loan losses	22	30	49	52	69
Provision for lending-related and other exposures	(4)	4	2	0	4
Provision for credit losses	18	34	51	52	73